American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS at December 31, 2021

	Shares	Value
COMMON STOCKS - 99.9%
Airlines - 3.2%
Delta Air Lines, Inc. (1)	36,341	$1,420,206
Southwest Airlines Co. (1)	29,237	1,252,513
		2,672,719
Apparel - 2.8%
Nike, Inc. - Class B	14,315	2,385,881

Auto Manufacturers - 3.5%
Tesla, Inc. (1)	2,779	2,936,792

Banks - 0.9%
Citigroup, Inc.	13,004	785,311

Beverages - 2.0%
Keurig Dr Pepper, Inc.	44,597	1,643,845

Computers - 9.6%
Apple, Inc.	45,507	8,080,678

Consumer Discretionary - 2.5%
Darden Restaurants, Inc.	14,053	2,116,944

Diversified Financial Services - 4.7%
Capital One Financial Corp.	5,604	813,084
The Charles Schwab Corp.	36,691	3,085,713
		3,898,797
Electric - 2.8%
CenterPoint Energy, Inc.	41,150	1,148,496
NextEra Energy, Inc.	13,132	1,226,004
		2,374,500
Food - 4.1%
The Hershey Co.	17,738	3,431,771

Gas - 1.5%
Atmos Energy Corp.	11,683	1,224,028

Healthcare - Services - 4.4%
Humana, Inc.	3,819	1,771,481
UnitedHealth Group, Inc.	3,860	1,938,261
		3,709,742
Insurance - 5.5%
Berkshire Hathaway, Inc. - Class B (1)	6,658	1,990,742
The Allstate Corp.	22,315	2,625,360
		4,616,102
Internet - 13.3%
Alphabet, Inc. - Class C (1)	1,161	3,359,458
Amazon.com, Inc. (1)	989	3,297,662
Etsy, Inc. (1)	10,295	2,253,988
Pinterest, Inc. - Class A (1)	60,943	2,215,278
		11,126,386
Lodging - 2.9%
Hilton Worldwide Holdings, Inc. (1)	15,425	2,406,146

Media - 5.1%
Comcast Corp. - Class A	57,641	2,901,071
The Walt Disney Co. (1)	8,920	1,381,619
		4,282,690
Pharmaceuticals - 4.6%
CVS Health Corp.	37,371	3,855,192

Retail - 14.4%
Bath & Body Works, Inc. (1)	26,940	1,880,142
Costco Wholesale Corp.	6,978	3,961,411
Domino’s Pizza, Inc.	3,030	1,709,920
Nordstrom, Inc. (1)	108,964	2,464,766
Starbucks Corp.	13,084	1,530,435
Victoria’s Secret & Co. (1)	9,005	500,138
		12,046,812
Software - 3.0%
Microsoft Corp.	7,352	2,472,625

Telecommunications - 4.7%
AT&T, Inc.	58,890	1,448,694
Motorola Solutions, Inc.	9,155	2,487,413
		3,936,107
Transportation - 4.4%
FedEx Corp.	14,111	3,649,669

Total Common Stocks
(Cost $75,964,410)		83,652,737

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.026% (2)	107,158	107,158
Total Short-Term Investments
(Cost $107,158)		107,158

Total Investments in Securities - 100.0%
(Cost $76,071,568)		83,759,895
Other Liabilities in Excess of Assets - (0.0)% (3)		(17,096)
Total Net Assets - 100.0%		$83,742,799

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of December 31, 2021.
(3)	Rounds to less than 0.005%.

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The American Customer Satisfaction ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$83,652,737	$–	$–	$83,652,737
Short-Term Investments	–	107,158	–	–	107,158
Total Investments in Securities	$–	$83,759,895	$–	$–	$83,759,895

(1) See Schedule of Investments for the industry breakout.